Subsequent Events (Details) (USD $)	4 Months Ended
	Jan. 23, 2013	Jun. 12, 2013		May 14, 2013		Apr. 03, 2013	Feb. 19, 2013	Nov. 02, 2012
Details
Shares issued through a Private Placement Offering, Number of Shares	875,000
Shares issued through a Private Placement Offering, Share Price	$ 0.10
Shares issued through a Private Placement Offering, Total Amount	$ 87,500
Stock issued through Private Placement Offering, Shares	200,000	10,000	[1]	5,000	[1]	300,000	1,000,000	200,000
Stock issued through Private Placement Offering, Share Price	$ 0.10	$ 1.00	[1]	$ 1.00	[1]	$ 0.10	$ 0.10	$ 0.10
Stock issued through Private Placement Offering, Amount	$ 20,000	$ 10,000	[1]	$ 5,000	[1]	$ 30,000	$ 100,000	$ 20,000

[1]	After a reverse stock split.